Warrants - Schedule of movement in number of warrants (Details) - Warrants - shares	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Warrants [Line Items]
Number of shares outstanding at beginning of period (in shares)	30,735,950	0	0	30,735,950	0	0
Acquisition of warrants (in shares)	0	30,849,974	0	0	30,849,974	0
Exercise of warrants (in shares)	0	0	0	0	0	0
Number of shares outstanding at end of period (in shares)	30,735,950	30,849,974	0	30,735,950	30,849,974	0